Real Property Acquisitions and Development (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Estimated Fair Value of Allocated Purchase Price of Asset and Liabilities
Redeemable noncontrolling interests	$ 33,650,000	$ 4,553,000
Strategic Medical Office Partnership [Member]
Estimated Fair Value of Allocated Purchase Price of Asset and Liabilities
Land and land improvements		10,240,000
Buildings and improvements		170,886,000
Acquired lease intangibles		41,519,000
Investment in unconsolidated entities		21,321,000
Goodwill		68,321,000
Other acquired intangibles		36,439,000
Cash and cash equivalents		3,873,000
Restricted cash		107,000
Receivables and other assets		5,390,000
Total assets acquired		358,096,000
Secured debt		61,664,000
Below market lease intangibles		4,188,000
Accrued expenses and other liabilities		36,835,000
Total liabilities assumed		102,687,000
Redeemable noncontrolling interests		10,848,000
Preferred stock		16,667,000
Capital in excess of par		2,721,000
Noncontrolling interests		0
Net assets acquired		225,173,000
Genesis Acquisition [Member]
Estimated Fair Value of Allocated Purchase Price of Asset and Liabilities
Land and land improvements	144,091,000
Buildings and improvements	2,331,053,000
Receivables and other assets	8,254,000
Unaudited pro forma consolidated results of operations
Revenues	1,454,204,000	857,807,000
Income from continuing operations attributable to common stockholders	109,068,000	81,673,000
Income from continuing operations attributable to common stockholders per share:
Basic	$ 0.59	$ 0.52
Diluted	$ 0.59	$ 0.52
Seniors Housing Operating [Member]
Estimated Fair Value of Allocated Purchase Price of Asset and Liabilities
Land and land improvements	112,350,000	75,620,000
Buildings and improvements	1,512,764,000	686,911,000
Acquired lease intangibles	122,371,000	63,757,000
Investment in unconsolidated entities	14,960,000	0
Cash and cash equivalents	38,952,000	8,532,000
Restricted cash	20,699,000	5,899,000
Receivables and other assets	901,000	14,399,000
Total assets acquired	1,822,997,000	855,118,000
Secured debt	796,273,000	305,167,000
Accrued expenses and other liabilities	44,483,000	8,270,000
Total liabilities assumed	840,756,000	313,437,000
Capital in excess of par	6,017,000	43,641,000
Noncontrolling interests	69,984,000	107,774,000
Net assets acquired	$ 906,240,000	$ 390,266,000